LOANS AND BORROWINGS	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
LOANS AND BORROWINGS
14.	LOANS AND BORROWINGS

	As of six months ended June 30, 2025 (Unaudited)	As of December 31, 2024
	$	$
Current
Guaranteed bank loan	533,602	364,457
Financial institution loan	613,833	441,079
Recourse liability	3,978,394	2,397,078
	5,125,829	3,202,614
Lease liabilities	516,864	226,707
	5,642,693	3,429,321

Non-current
Guaranteed bank loan	299,802	144,365
Warrants liabilities	70,593	46,518
Lease liabilities	1,397,481	985,879
	1,767,876	1,176,762
Total loans and borrowings	7,410,569	4,606,083
i)	Terms and debt repayment schedule

	Currency	Principal amount	Year of origination	Nominal interest rate % per annum	Year of maturity	June 30, 2025 (Unaudited)	2024
2025						$	$
Guaranteed bank loan	SGD	400,000	2020	2.75%	2025	22,249	51,960
Guaranteed bank loan	SGD	1,200,000	2020	2.50%	2025	16,722	108,703
Guaranteed bank loan	SGD	300,000	2020	3.75%	2025	-	15,980
Guaranteed bank loan	SGD	300,000	2023	7.75%	2026	77,956	110,848
Guaranteed bank loan	SGD	50,000	2023	8.25%	2028	24,798	26,714
Guaranteed bank loan	SGD	100,000	2023	8.28%	2028	48,365	52,305
Guaranteed bank loan	SGD	50,000	2023	10.38%	2026	13,299	18,797
Guaranteed bank loan	SGD	300,000	2023	8.8%	2026	92,105	123,515
Guaranteed bank loan	SGD	1,000,000	2022	5.15%	2027	404,011	-
Guaranteed bank loan	SGD	300,000	2018	4.58%-6.0799%	2018-2033	133,947	-
Financial institution loan	SGD	400,000	2024	10.8%	2025	164,289	294,053
Financial institution loan	SGD	200,000	2024	10.8%	2025	78,382	147,026
Financial institution loan	SGD	100,000	2025	11.7%	2025	53,910	-
Financial institution loan	SGD	225,000	2025	23.4%	2025	121,298	-
Financial institution loan	SGD	280,000	2025	24.06%	2025	195,906	-
Recourse liability	SGD	N/A	N/A	7.0%-7.7%	N/A	3,978,394	2,397,078
Lease liabilities	Multiple	N/A	2019-2022	2.99% to 8.21%	2024-2029	1,914,345	1,212,586
						7,339,976	4,559,565

Most of the guaranteed bank loans are jointly guaranteed by Mr. Fu Xiaowei and Ms. Zhang Fan, the CEO of the Group and his spouse.

The weighted average effective interest rates per annum of guaranteed bank loans and financial institution loans is 10.96%.

Subsequently to the date of issuance of the unaudited condensed consolidated financial statements, all the guaranteed bank loans and financial institution loans were repaid upon maturity without default.